PUTNAM CAPITAL MANAGER TRUST (the "Trust")
                Prospectus Supplement dated October 7, 1996
                     to Prospectuses dated May 1, 1996

In the section of the prospectus of the Trust entitled "How the Trust is managed," the chart reflecting the primary portfolio managers of PCM Global Asset Allocation Fund, PCM Global Growth Fund and PCM High Yield Fund are replaced with the following:

                                    Business experience
                        Year        (at least 5 years)
                        ----        -----------------------------

PCM Global Asset
 Allocation Fund

William Kohli           1994        Employed as an investment
Managing Director                   professional by Putnam
                                    Investment Management, Inc.,
                                    ("Putnam Management") since
                                    September, 1994.  Prior to
                                    September, 1994, Mr. Kohli
                                    was Executive Vice President,
                                    and Co-Director of Global
                                    Bond Management and, prior to
                                    October, 1993, was Senior
                                    Portfolio Manager at Franklin
                                    Advisors/Templeton Investment
                                    Counsel.

Anthony I. Kreisel      1996        Employed as an investment
Managing Director                   professional by Putnam
                                    Management since 1986.

William J. Landes       1993        Employed as an investment
Managing Director                   professional by Putnam
                                    Management since 1985.

Richard M. Frucci       1995        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1984.

David L. King           1993        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1983.

John K. Storkerson      1993        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1979.

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Christopher A. Ray      1993        Employed as an investment
Vice President                      professional by Putnam
                                    Management since December,
                                    1992.  Prior to December,
                                    1992, Mr. Ray was Vice
                                    President and Portfolio
                                    Manager at Scudder, Stevens &
                                    Clark, Inc., and, prior to
                                    March, 1992, Mr. Ray was Vice
                                    President of Putnam
                                    Management.

David J. Santos         1995        Employed as an investment
Vice President                      professional by Putnam
                                    Management since 1986.

PCM Global Growth
 Fund

Carol C. McMullen       1995        Employed as an investment
Managing Director                   professional by Putnam
                                    Management since June, 1995.
                                    Prior to June, 1995, Ms.
                                    McMullen was Senior Vice
                                    President at Baring Asset
                                    Management.

John K. Storkerson      1992        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1979.

Robert Swift            1996        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since August,
                                    1995.  Prior to August, 1995,
                                    Mr. Swift was Director and
                                    Portfolio Manager at IAI
                                    International/Hill Samuel
                                    Investment Advisors.

Ami Kuan Danoff         1996        Employed as an investment
Vice President                      professional by Putnam
                                    Management since April, 1993.
                                    Prior to April, 1993, Ms.
                                    Danoff attended the MIT Sloan
                                    School of Management.

PCM High Yield Fund

Jin W. Ho               1996        Employed as an investment
Managing Director                   professional by Putnam
                                    Management since 1983.
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HV-2043                                            28310 10/96
37302-33 A (9-96)                                  50454
VAPRO-10/96S